Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and in accordance with the instructions to
Form10-Q
and Article 8 of Regulation
S-X
of the Securities and Exchange Commission (“SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented. Operating results for the three and nine months ended September 30, 2023 are not necessarily indicative of the results that may be expected through December 31, 2023.
The accompanying unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Annual Report on
Form10-K
for the year ended December 31, 2022 as filed by the Company with the SEC on April 13, 2023.

Basis of Presentation
The accompanying financial statement is presented in conformity with
accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company Status
Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a
Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Com pan
y’s condensed financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out o
f
using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart the Company’s Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
Use of Estimates
The preparation of these unaudited condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statement. One of the more significant accounting estimates included in these statements are the warrant liabilities and provision for income taxes. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Use of E
stim
ates
The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. One of the more significant accounting estimates included in these statements are the warrant liabilities and provision for income taxes. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2023 and December 31, 2022.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2022 and December 31, 2021.

Marketable Securities Held in Trust Account
Marketable Securities Held in Trust Account
At September 30, 2023 and December 31, 2022, the assets held in the Trust Account were held in mutual funds. All of the Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the condensed balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest income in the accompanying statements of income. The e stim
ated fair values of investments held in Trust Account are determined using available market information.

Marketable Securities Held in Trust Account
At December 31, 2022 and December 31, 2021, the assets held in the Trust Account were held in mutual funds. All of the Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest income in the accompanying statement of operations. The estimated fair values of investments held in Trust Account are determined using available market information.

Fair Value Measurements
Fair Value Measurements
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying condensed balance sheets, primarily due to their short-term nature. Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
The fair value of the Company’s certain assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying a moun
ts represented in the condensed balance sheets. The fair values of cash and cash equivalents, prepaid expenses, accounts payable and accrued expenses are estimated to approximate the carrying values as of September 30, 2023 and December 31, 2022 due to the short maturities of such instruments.
The Company’s warrant liability is based on a Black-Scholes-Merton (“BSM”) model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the warrant liability is classified as Level 3. See Note 7 for additional information on assets and liabilities measured at fair value.

Fair Value Measurements
The fair value of the Company’s assets and liabilities, which qualify as
financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature. Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
The fair value of the Company’s certain assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet. The fair values of cash and cash equivalents, prepaid expenses, accounts payable and accrued expenses are estimated to approximate the carrying values as of December 31, 2022 due to the short maturities of such instruments.
The Company’s warrant liability is based on a Black-Scholes-Merton (“BSM”) model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the warrant liability is classified as Level 3. See Note 7 for additional information on assets and liabilities measured at fair value.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal De posito
ry Insurance Coverage of $250,000. At September 30, 2023 and December 31, 2022, the Company has not experienced losses on this account.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. At December 31, 2022 and December 31, 2021, the Company has not experienced losses on this account.

Class A Common Stock Subject to Possible Redemption
Class A Common Stock Subject to Possible Redemption
All of the 22,500,000 Class A common stock sold as part of the Units in the IPO contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in
ASC480-10-S99,
redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. Therefore, all Class A common stock has been classified outside of permanent equity.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital and accumulated deficit.
In connection with the vote to approve the Charter Amendment, the holders of 18,268,171 shares of Class A common stock of the Company properly exercised their right to redeem their shares for cash. Accordingly, on
September 30, 2023 and December 31, 2022,
4,231,289
and
22,500,000
shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets, respectively.
As of September 30, 2023 and December 31, 2022, the Class A common stock reflected on the condensed balance sheets are reconciled in the following table:

Gross proceeds from IPO	$225,000,000
Less:
Proceeds allocated to Public Warrants	(6,768,825)
Over-allotment liability	(228,557)
Class A common stock issuance costs	(12,609,646)
Plus:
Accretion of carrying value to redemption value	21,862,661

Class A common stock subject to possible redemption as of December 31, 2022	$227,255,633
Plus:
Accretion of carrying value to redemption value	1,873,014

Class A common stock subject to possible redemption as of March 31, 2023	$229,128,647
Less:
Redemptions	(187,030,705)
Plus:
Accretion of carrying value to redemption value	1,567,030

Class A common stock subject to possible redemption as of June 30, 2023	$43,664,972
Plus:
Accretion of carrying value to redemption value	896,326

Class A common stock subject to possible redemption as of September 30, 2023	$44,561,298

Class A Common Stock Subject to Possible Redemption
All of the 22,500,000 Class A common stock sold as part of the Units in the IPO contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in
ASC480-10-S99,
redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. Therefore, all Class A common stock has been classified outside of permanent equity.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital and accumulated deficit.
As of December 31, 2022 and December 31, 2021, the Class A common stock reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	$225,000,000
Less:
Proceeds allocated to Public Warrants	(6,768,825)
Over-allotment liability	(228,557)
Class A common stock issuance costs	(12,609,646)

Plus:
Remeasurement of carrying value to redemption value	19,615,621

Class A common stock subject to possible redemption as of December 31, 2021	$225,008,593
Plus:
Remeasurement of carrying value to redemption value	2,247,040

Class A common stock subject to possible redemption as of December 31, 2022	$227,255,633

Net Income Per Common Share
Net Income Per Common Share
The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Earnings and losses are shared pro rata between the two classes of shares. The
11,833,333
potential common shares for outstanding warrants
to
purchase the Company’s stock were excluded from diluted earnings per share for the three and nine months ended September 30, 2023 and 2022 because the warrants are contingently exercisable, and the contingencies have not yet been met. As a result, diluted net income per common share is the same as basic net income per common share for the periods.

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of common stock:

	For the Three Months Ended September 30, 2023
	Class A	Class B
B asic and diluted net income per common share
Numerator:
Allocation of net income	$1,486,239	$151
Denominator:
Basic and diluted weighted average common share outstanding	9,855,829	1,000

Basic and diluted net income per common share	$0.15	$0.15

	For the Nine Months Ended September 30, 2023
	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income	$1,703,469	$298,171
Denominator:
Basic and diluted weighted average common share outstanding	16,247,388	2,843,901

Basic and diluted net income per common share	$0.10	$0.10

	For the Three Months Ended September 30, 2022
	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(215,594)	$(53,899)
Denominator:
Basic and diluted weighted average common share outstanding	22,500,000	5,625,000

Basic and diluted net loss per common share	$(0.01)	$(0.01)

	For the Nine Months Ended September 30, 2022
	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income	$3,724,637	$931,159
Denominator:
Basic and diluted weighted average common share outstanding	22,500,000	5,625,000

Basic and diluted net income per common share	$0.17	$0.17

Net Income Per Common Share
The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Earnings and losses are shared pro rata between the two classes of shares. The 11,833,333 potential common shares for outstanding warrants to purchase the Company’s stock were excluded from diluted earnings per share for the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021 because the warrants are contingently exercisable, and the contingencies have not yet been met. As a result, diluted net income per common share is the same as basic net income per common share for the periods. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of common stock:

	Year Ended December 31, 2022		For the Period from January 28, 2021 (Inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income	$2,933,509	$733,377	$1,547,322	$598,963
Denominator:
Weighted average shares outstanding	22,500,000	5,625,000	14,531,250	5,625,000

Basic and diluted net income per share	$0.13	$0.13	$0.11	$0.11

Offering Costs associated with the Initial Public Offering
Offering Costs associated with the Initial Public Offering
The Company complies with the requirements of the ASC
340-10-S99
and SEC Staff Accounting Bulletin (“SAB”) Topic 5A—“Expenses of Offering”. Offering costs consist principally of underwriting fees and professional and registration fees incurred through the
balance sheet date. FASB ASC
470-20,
Debt with Conversion and Other Options addresses the allocation of proceeds from the
issuance of convertible debt into its equity and debt components. The Company applies this guidance to allocate IPO proceeds from the Units between Class A common stock and warrants, using the residual method by allocating IPO proceeds first to fair value of the warrants and then the Class A common stock.
The Company incurred offering costs amounting to $13,000,756 as a result of the Initial Public Offering consisting of a $4,500,000 underwriting discount, $7,875,000 of deferred underwriting discount, and $625,756 of other offering costs. The Company recorded $12,609,646 of offering costs as a reduction of equity in connection with the Class A common stock included in the Units. The Company immediately expensed $391,110 of offering costs in connection with the Warrants that were classified as liabilities.

Offering Costs associated with the Initial Public Offering
The Company complies with the requirements of the ASC
340-10-S99
and SEC Staff Accounting Bulletin (“SAB”) Topic 5A - “Expenses of Offering”. Offering costs consist principally of underwriting fees and professional and registration fees incurred through the balance sheet date. FASB
ASC470-20,
Debt with Conversion and Other Options addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applies this guidance to allocate IPO proceeds from the Units between Class A common stock and warrants, using the residual method by allocating IPO proceeds first to fair value of the warrants and then the Class A common stock.

The Company incurred offering costs amounting to $
13,000,756
as a result of the Initial Public Offering consisting of a $
4,500,000
underwriting discount, $
7,875,000
of deferred underwriting discount, and $
625,756
of other offering costs. The Company recorded $
12,609,646
of offering costs as a reduction of equity in connection with the Class A common stock included in the Units. The Company immediately expensed $
391,110
of offering costs in connection with the Warrants that were classified as liabilities.

Derivative Financial Instruments
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives
or
contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. Derivative instruments are initially recorded at fair value on the grant date and re-valued
at each reporting date, with changes in the fair value reported in the statements of income.
Derivative assets and liabilities are classified in the condensed balance sheets as current or non-current
based on whether or not
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The Company has determined that both the Public Warrants and Private Placement Warrants are derivative instruments (See Note 3 and Note 4).

Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. Derivative instruments are initially recorded at fair value on the grant date and re-valued
at each reporting date, with changes in the fair value reported in the statements of operations.
Derivative assets and liabilities are classified in the balance sheet as current or non-current
based on whether or not
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The Company has determined that both the Public Warrants and Private Placement Warrants are derivative instruments (See Note 3 and Note 4).

Income Taxes
Income Taxes
The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, Income Taxes, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the unaudited condensed financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of September 30, 2023 and December 31, 2022, the Company’s deferred tax asset had a full valuation allowance recorded against it.
The Company’s effective tax rate was 6.95% and (304.13)% for the three months ended September 30, 2023 and 2022, respectively, and 33.55% and 4.35% for the nine months ended September 30, 2023 and 2022, respectively. The effective tax rate differs from the statutory tax rate of 21% for the three and nine months ended September 30, 2023 and 2022, due to changes in fair value in warrant liability, merger and acquisition expenses, non-deductible
interest and penalties and the valuation allowance on the deferred tax assets.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized
in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

While ASC 740 identifies usage of an effective annual tax rate for purposes of an interim provision, it does allow for estimating individual elements in the current period if they are significant, unusual or infrequent. Computing the effective tax rate for the Company is complicated due to the potential impact of the timing of any Business Combination expenses and the actual interest income that will be recognized during the year. The Company has taken a position as to the calculation of income tax expense in a current period based on
ASC740-270-25-3
which states, “If an entity is unable to estimate a part of its ordinary income (or loss) or the related tax (benefit) but is otherwise able to make a reasonable estimate, the tax (or benefit) applicable to the item that cannot be estimated shall be reported in the interim period in which the item is reported.” The Company believes its calculation to be a reliable estimate and allows it to properly take into account the usual elements that can impact its annualized book income and its impact on the effective tax rate. As such, the Company is computing its taxable income (loss) and associated income tax provision based on actual results through September 30, 2023.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2023 and December 31, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes
The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, Income Taxes, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the unaudited condensed financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of December 31, 2022 and December 31, 2021, the Company’s deferred tax asset had a full valuation allowance recorded against it.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 and December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s unaudited condensed financial state men
ts.

Recent Accounting Pronouncements
In August 2020, the FASB issued Accounting Standards Update (“ASU”)
2020-06,
Debt—Debt with Conversion and Other Options
(Subtopic470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)
(“ASU2020-06”)
to simplify accounting for certain financial instruments. ASU
2020-06
eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU
2020-06
amends the diluted earnings per share guidance, including the requirement to use the if-converted
method for all convertible instruments. As a smaller reporting company, ASU
2020-06
is effective January 1, 2024 for fiscal years beginning after December 15, 2023 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company is currently assessing the impact, if any, that ASU
2020-06
would have on its financial position, results of operations or cash flows.
Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

LGM ENTERPRISES, LLC [Member]
Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities as of the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. Estimates are based on several factors including the facts and circumstances available at the time the estimates are made, historical experience, risk of loss, general economic conditions and trends and the assessment of the probable future outcome. Subjective and significant estimates include, but are not limited to, determinations of the useful lives and expected future cash flows of long-lived assets, including intangibles, estimates of allowances for uncollectible accounts, determination of impairment and fair value estimates associated with asset acquisitions. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically and the effects of changes, if any, are reflected in the consolidated statements of operations in the period that they are determined.

Segment Information
Segment Information
The Company determined its operating segment after considering the Company’s organizational structure and the information regularly reviewed and evaluated by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance. The Company has determined that its CODM is its Chief Executive Officer. The CODM reviews the financial information on a consolidated basis for purposes of evaluating financial performance and allocating resources. On the basis of these factors, the Company determined that it operates and manages its business as one operating segment, charter aviation services. All ancillary and other revenue sources such as fractional ownership and MRO services are primarily to support the provision of the Company’s charter services to customers. Substantially all the Company’s long-lived assets are held in the United States, and revenue from charter aviation charter services is substantially earned from flights throughout the United States.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash consists of bank deposits. Cash equivalents consist of highly liquid short-term investments with original maturities of three months or less at the time of purchase. As of December 31, 2022, 2021 and 2020, cash equivalents consisted of government money market funds. Cash equivalents are stated at fair value.

Reclassification
Reclassification
Certain amounts presented in the Company’s previously issued financial statements have been reclassified to conform to the current period presentation. In the condensed consolidated balance sheets, the Company has made a reclassification within the current assets and the operating assets remain unchanged from the previously issued balance sheet as of December 31, 2022.

Fair Value Measurements
Fair Value Measurement
Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:
Level 1 — Quoted prices in active markets for identical assets or liabilities.
Level 2— Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.
Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.
The Company’s cash equivalents and investments in securities are carried at fair value in Level 1 or Level 2, determined according to the fair value hierarchy described above (see Note 3 Fair Value Measurements). The carrying values of the Company’s accounts receivable, other receivables, inventory, accounts payable and accrued expenses and other current liabilities approximate their fair values due to the short-term nature of these instruments.
The Company’s convertible note (see Note 13 Debt) contains an embedded derivative feature that was required to be bifurcated and remeasured to fair value at each reporting period based on significant inputs not observable in the market, and is classified as a Level 3 measurement according to the fair value hierarchy described above. The carrying amount of the Company’s convertible note approximates its fair value as the interest rates of the convertible note are based on prevailing market rates.

Fair Value Measurement
Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:
Level 1 — Quoted prices in active markets for identical assets or liabilities.
Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.
Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.
The Company’s cash equivalents and investments in securities are carried at fair value in Level 1 or Level 2, determined according to the fair value hierarchy described above (see Note 3). The carrying values of the Company’s accounts receivable, other receivable, inventory, accounts payable and accrued expenses and other current liabilities approximate their fair values due to the short-term nature of these instruments.
The Company’s convertible note (see Note 14) contains an embedded derivative feature that was required to be bifurcated and remeasured to fair value at each reporting period based on significant inputs not observable in the market, and is classified as a Level 3 measurement according to the fair value hierarchy described above. The carrying amounts of the Company’s convertible notes approximate their fair values as the interest rates of the convertible notes are based on prevailing market rates.

Concentration of Credit Risk
Customer Concentration
The Company performs ongoing credit evaluations of its customers’ financial condition and generally requires no collateral.
During the nine months ended September 30, 2023 and 2022, one customer accounted for $67,688 and $93,356 of net sales, which represents 28% and 39% of total revenue, respectively.
As of September 30, 2023, one customer accounted for $118 of accounts receivable. This represented approximately 15% of accounts receivable as of September 30, 2023. As of December 31, 2022, one customer accounted for $13,348 of accounts receivable. This represented approximately 94% of accounts receivable as of December 31, 2022.
During the nine months ended September 30, 2023, one vendor accounted for $29,213 of cost of revenue, which represents 15% of total cost of revenue. During the nine months ended September 30, 2022, one vendor accounted for $37,012 of cost of revenue, which represents 20% of total cost of revenue.
There were no vendors accounting for greater than
10
% of total accounts payable as of September 30, 2023 and December 31, 2022.

Concentration of Credit Risk
The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash, cash equivalents and investments. The Company places its cash and cash equivalents with multiple high credit quality U.S. financial institutions. At various times throughout the period, the Company’s cash deposits with any one financial institution may exceed the amount insured by the Federal Deposit Insurance Corporation (the “FDIC”). Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk. The Company has not experienced any losses of such amounts and management believes it is not exposed to any significant credit risk on its cash and cash equivalents.

Customer Concentration
Customer Concentration
The Company performs ongoing credit evaluations of its customers’ financial condition and generally requires no collateral.
For the years ended December 31, 2022, 2021 and 2020, one customer accounted for $125,360, $47,083 and $37,898 of net sales, respectively. This represented approximately 39%, 23% and 31% of total revenue as of December 31, 2022, 2021 and 2020, respectively.
For the years ended December 31, 2022 and 2021, one customer accounted for $8,682 and $2,848 of accounts receivable, respectively. This represented approximately 91% and 87% of accounts receivable as of December 31, 2022 and 2021, respectively.
For the year ended December 31, 2022, one vendor accounted for $39,656 of cost of revenue. This represented approximately 16% of total cost of revenue as of December 31, 2022. There are no vendors accounting for greater than 10% of total cost of revenue for the years ended December 31, 2021 and 2020.
There are no vendors accounting for greater than 10% of total accounts payable as of December 31, 2022 and 2021.

Accounts Receivable, Net of Allowance for Credit Losses
Accounts Receivable, Net of Allowance for Credit Losses
Accounts receivables are recorded at the invoiced or earned amount billed to the customers and are reported as net of an allowance for credit losses. Prior to adopting Accounting Standards Codification (“ASC”) Topic 326, Financial Instruments – Credit Losses (“ASC Topic 326”), as set forth in “Recently Adopted Accounting Pronouncements” below, the Company applied an incurred loss estimate to calculate the allowance for doubtful accounts. Under ASC Topic 326, the Company maintains an allowance for credit losses and considers the level of past-due
accounts based on the contractual terms of the receivables, historical write offs and existing economic conditions, as well as its relationships with, and the economic status of individual accounts to calculate the allowance for credit losses. The estimated credit losses charged to the allowance is classified as “Bad debt expense” in the condensed consolidated statements of operations and comprehensive (loss) income. Accounts receivables are written off when deemed uncollectible based on individual credit evaluations and specific circumstances. The Company had an allowance for credit losses of $80 and $82 as of September 30, 2023 and December 31, 2022, respectively.

Accounts Receivable, Net of Allowance for Doubtful Accounts
Accounts receivables are recorded at the invoice or earned amount billed to the customers and reflect an allowance estimated by the Company for uncollectible amounts. The allowance is based on an evaluation of the collectability of accounts receivable, prior bad debt experience and existing economic conditions. Accounts receivables are written off when deemed uncollectible based on individual credit evaluation and specific circumstances. The Company had an allowance for doubtful accounts of $82, $96 and $66 as of December 31, 2022, 2021 and December 31, 2020, respectively.

Inventory
Inventory
Inventories are used in operations and are generally held for internal use. Inventories are comprised of spare aircraft parts, materials and supplies, which are valued at the lower of cost, determined on a first-in,
first-out
(“FIFO”) basis, or net realizable value. Cost of inventories are determined using the specific identification method. The Company determines, based on the evidence that exists, whether or not it is appropriate to maintain a reserve for excess and obsolete inventory. The reserve is based on historical experience related to the disposal of inventory due to damage, physical deterioration, obsolescence or other causes. The company doesn’t currently reserve for inventory due to high inventory turnover and the recency of the Company’s inventory buildup. Storage costs and indirect administrative overhead costs related to inventories are expensed as incurred.

Investments in securities
Investments in securities
Investments in securities consist of fixed-income securities including corporate bonds, government bonds, municipal issues and U.S. treasury bills that are classified as available-for-sale
(“AFS”) pursuant to ASC Topic 320, Investments—Debt and Equity Securities (“ASC Topic 320”). The Company classifies investments available to fund current operations as current assets on its condensed consolidated balance sheets. The Company determines the appropriate classification of its investments at the time of purchase and re-evaluates
the designations annually. The Company may sell certain marketable securities prior to their stated maturities for strategic reasons including, but not limited to, anticipation of credit deterioration and duration management.
ASC Topic 326 eliminated the concept of other-than-temporary impairment for securities. For securities AFS in an unrealized loss position, the Company determines whether they intend to sell or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the new standard requires the security’s amortized cost basis to be written down to fair value through income with an allowance being established under ASC Topic 326. For securities AFS with unrealized losses not meeting these criteria, the Company evaluates whether any decline in fair value is due to credit loss factors. In making this assessment, the Company considers the extent of the unrealized loss, any changes to the rating of the security by rating agencies and adverse conditions specifically related to the issuer of the security, among other factors. If this assessment indicates that a credit loss exists, impairment related to credit-related factors must be recognized as an allowance for credit losses (“ACL”) on the balance sheet with a corresponding adjustment to earnings. Impairment related to non-credit
factors is recognized in other comprehensive income (loss). The Company evaluates AFS securities for impairment on a periodic basis.
As of September 30, 2023 and at adoption of ASC Topic 326 on January 1, 2023, there was no ACL related to debt securities AFS. Accrued interest receivable on debt securities was excluded from the estimate of credit losses.
Realized losses were $238 and $131 for the nine months ended September 30, 2023 and 2022, respectively. There were 31 and 24 debt securities in an unrealized loss position as of September 30, 2023 and December 31, 2022, respectively. The fair value of these debt securities in an unrealized loss position as of September 30, 2023 and December 31, 2022, was $30,210 and $7,236, respectively. Additionally, as of September 30, 2023 and December 31, 2022, the total fair value of debt securities in an unrealized loss position greater than one year was $3,334 and $1,765, which the total unrealized losses of these investments were $661 and $98, respectively. The Company determined that the decline in the market value of these securities was primarily attributable to current economic conditions.

Investments in securities
Investments in securities consist of fixed-income securities including corporate bonds, government bonds, municipal issues and U.S. treasury bills that are classified as available-for-sale
pursuant to Accounting Standards Codification (“ASC”) Topic 320,
Investments—Debt and Equity Securities
. The Company classifies investments available to fund current operations as current assets on its consolidated balance sheets. Debt securities are carried at fair value with unrealized gains and losses included as a component of accumulated other comprehensive income, which is a separate component of members’ equity, until such gains and losses are realized. The fair value of these securities is based on quoted prices for identical or similar assets. If a decline in the fair value is considered other-than-temporary, based on available evidence, the unrealized gain/(loss) is transferred from other comprehensive income/(loss) to other income/(expense) in the consolidated statements of operations and comprehensive income.
The Company determines the appropriate classification of its investments at the time of purchase and re-evaluates
the designations annually. The Company may sell certain marketable securities prior to their stated maturities for strategic reasons including, but not limited to, anticipation of credit deterioration and duration management. The Company reviews its debt securities for other-than-temporary impairment whenever the fair value of an investment is less than the amortized cost and evidence indicates that an investment’s carrying amount is not recoverable within a reasonable period of time. To determine whether an impairment is other-than-temporary, the Company considers the intent to sell, or whether it is more likely than not that the Company will be required to sell, the investment before recovery of the investment’s amortized cost basis. Evidence considered in this assessment includes reasons for the impairment, the severity and the duration of the impairment and changes in value subsequent to year end. If the Company believes that an other-than-temporary decline exists in one of these securities, the Company will write down these investments to fair value and realized gains and losses are included in other income/(expense) in the consolidated statements of operations and comprehensive income.
The Company didn’t have investment in securities for the year ended December 31, 2020 and there were no realized gains or losses on investments for the year ended December 31, 2020. There was a realized loss of $400 and a realized gain of $11 for the years ended December 31, 2022 and 2021, respectively. There were 24 debt securities in an unrealized loss position for the year ended December 31, 2022 and 14 debt securities in an unrealized loss position for year ended December 31, 2021. The fair value of these debt securities in an unrealized loss position as of December 31, 2022 and 2021, was $7,236 and $4,927. The aggregate unrealized loss for December 31, 2022 and 2021 was $838 and $48, respectively. Additionally, as of December 31, 2022, the total fair value of debt securities in an unrealized loss position greater than one year was $1,765, which the total unrealized losses of these investments were $98. There was no investments in an unrealized loss position greater than one year as of December 31, 2021. The Company considered the decline in the market value of these securities to be primarily attributable to current economic conditions. As it was not more likely than not that the
Company would be required to sell these securities before the recovery of their amortized cost basis, which may be at maturity, the Company did not consider these investments to be other-than-temporarily impaired as of December 31, 2022 and 2021.

Deferred Revenue
Deferred Revenue
The Company manages Jet Club Memberships, Guaranteed Fleet, MRO, and Fractional Ownership programs. These programs require deposits for future flight services. Consideration received in excess of revenue earned results in deferred revenue and is recorded as a liability in the condensed consolidated balance sheets. See Note 14 Other
Non-Current
Liabilities and Note 16 Revenue below for additional disclosures regarding deferred revenue related to these programs.

Deferred Revenue
The Company manages jet club Memberships, Guaranteed Fleet, MRO, and Fractional Ownership programs. These programs require deposits for future flight services. Consideration received in excess of revenue earned results in deferred revenue and is recorded as a liability in the consolidated balance sheets. See Note 17 for additional disclosure regarding deferred revenue related to these programs.

Prepaid Engine Overhaul
Prepaid Engine Overhaul
The Company has entered into Engine Overhaul Programs for certain aircraft to cover major maintenance costs at specified intervals primarily relating to engine hours. Such engine overhauls are not considered to be routine maintenance, rather capital expenditures that extend the useful life of the underlying engine. The Company has elected the
Built-in
Overhaul method of accounting, which requires segregation of the aggregate aircraft costs into separate components to be depreciated over the useful life of the aircraft and those that require overhaul at periodic intervals. When an aircraft is initially purchased, any amounts that are considered prepaid engine overhaul, if any, as well as a portion of the aircraft cost relating to the engine, are recorded as prepaid engine overhaul and are depreciated over a shorter expected useful life (shorter of remaining life of the engines at the time of acquisition or 7 years assumed full life of the overhauled components) than the aircraft. Additionally, any payments made under a long-term service arrangement that are applicable primarily to major maintenance activities are recorded as prepaids until such services are provided. Upon completion of the major maintenance activities, such overhaul costs are then depreciated over the expected time to the next major maintenance activities. The Company expenses routine maintenance costs as incurred.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are stated at cost less accumulated depreciation and amortization. Expenditures for repairs and maintenance are expensed as incurred. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Transportation equipment	5-20 years
Office furniture and equipment	3-10 years
Leasehold improvements	Shorter of remaining lease term or useful life

Leases
Leases
In accordance with Accounting Standards Update (“ASU”)
2016-02,
Leases
(“Topic 842”) , the Company determines whether an arrangement is or contains a lease at inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company classifies leases at the lease commencement date, when control of the underlying asset is transferred from the lessor to the lessee, as operating or finance leases and records a right-of-use
(“ROU”) asset and a lease liability on the consolidated balance sheet for all leases with a lease term of greater than twelve months. The Company has elected to not recognize leases with a lease term of twelve months or less on the balance sheet for all underlying asset classes and will recognize lease payments for such short-term leases as an expense on a straight-line basis.
The Company enters into contracts that contain both lease and non-lease
components. A lease component represents the right to use an underlying asset and non-lease
components represent the transfer of goods or services, which typically include items such as maintenance, utilities, or other operating costs. These costs are typically variable and excluded from the measurement of right-of-use
assets and lease liabilities. Variable lease payments based on an index or rate are included in the measurement of the lease based on the effective rates at lease commencement. Subsequent changes in the rates or indices do not impact the right of use asset or lease liability and are recognized as a component of variable lease cost in the consolidated statements of operations.
The Company’s operating lease assets and liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term using the discount rate implicit in the lease if readily determinable. If the rate implicit is not readily determinable, the Company utilizes its incremental borrowing rate based upon the available information at the lease commencement date. ROU assets are further adjusted for items such as initial direct costs, prepaid rent, or lease incentives. Operating lease payments are expensed using the straight-line method over the lease term. The Company’s lease terms may include options to extend the lease when it is reasonably certain that the Company will exercise that option.

Asset Acquisition
Asset Acquisition
The Company applies a screen test to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets to determine whether a transaction should be accounted for as an asset acquisition or business combination. When an acquisition does not meet the definition of a business combination because either: (i) substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset, or group of similar identified assets, or (ii) the acquired entity does not have an input and a substantive process that together significantly contribute to the ability to create outputs, the Company accounts for the acquisition as an asset acquisition.
If determined to be an asset acquisition, the Company accounts for the transaction under ASC Topic 805,
Business Combinations
, which requires the acquiring entity in an asset acquisition to recognize assets acquired and liabilities assumed based on the cost to the acquiring entity on a relative fair value basis, which includes transaction costs in addition to consideration given. No gain or loss is recognized as of the date of acquisition unless the fair value of non-cash
assets given as consideration differs from the assets’ carrying amounts on the acquiring entity’s books. Consideration transferred that is non-cash
will be measured based on either the cost (which shall be measured based on the fair value of the consideration given) or the fair value of the assets acquired and liabilities assumed, whichever is more reliably measurable. All payments are made in cash by the Company. Goodwill is not recognized in an asset acquisition and any excess consideration transferred over the fair value of the net assets acquired is allocated to the identifiable assets based on relative fair values.

Intangible Assets
Intangible Assets
The Company’s identifiable intangible assets consist primarily of software and Federal Aviation Administration (“FAA”) certificate. These intangible assets arise primarily from the determination of their respective fair market values at the date of acquisition. Amounts assigned to identifiable intangible assets, and their related useful lives, are derived from established valuation techniques and management estimates.
Definite-lived intangible assets are amortized primarily on a straight-line basis, which the Company believes approximates the pattern in which the assets are utilized, over their estimated useful lives.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company assesses the impairment of long-lived assets and intangible assets with determinable useful lives whenever events or changes in business circumstances indicate that the carrying amount of an asset may not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or any other significant adverse change that would indicate that the carrying amount of an asset may not be recoverable. When such events occur, management determines whether there has been impairment by comparing the anticipated undiscounted net future cash flows to the related asset’s carrying value. If impairment exists, the asset is written down to its estimated fair value. There were no impairment losses for the years ended December 31, 2022, 2021 and 2020.

Debt Issuance Costs and debt discounts
Debt Issuance Costs and debt discounts
The Company borrows from various lenders to finance its growth and operations. Costs incurred in connection with financings, such as loan origination fees, investment banking fees and legal fees are classified as debt discounts if paid to the lenders and are classified as debt issuance costs if paid to the third parties. Debt discounts related to bifurcated derivatives, fees paid to the lenders and debt issuance costs are presented as a direct deduction from the related borrowing and are amortized over the expected life of the related financing agreements using the effective interest rate method as a component of interest expense. See Note 14 for additional disclosure.

Derivative Financial Instruments
Derivative Liability
The Company’s outstanding convertible note (see Note 14) contained a conversion feature which met the definition of a derivative instrument. The Company classified the instrument as a liability on its consolidated balance sheet. The derivative liability was initially recorded at fair value upon issuance of the convertible note and was subsequently remeasured to fair value at each reporting date. Changes in the fair value of the derivative liability were recognized as a component of other income (expense), net in the consolidated statement of operations.

Noncontrolling interest
Noncontrolling interest
Noncontrolling interests represent ownership interests attributable to third parties in certain consolidated subsidiaries and VIEs. Noncontrolling interests are presented as a separate component of equity on the consolidated balance sheets, consolidated statements of operation and comprehensive income, and consolidated statements of members’ equity attributed to controlling and noncontrolling interests.

Revenue Recognition
Revenue Recognition
Revenue is recognized when the promised services are performed and in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services using the following steps: 1) identification of the contract, or contracts with a customer, 2) identification of performance obligations in the contract, 3) determination of the transaction price, 4) allocation of the transaction price to the performance obligations in the contract and 5) recognition of revenue when or as the performance obligations are satisfied. Determining the transaction price may require significant judgment and is determined based on the consideration the Company expects to be entitled to in exchange for transferring services to the customer, excluding amounts collected on behalf of third parties such as sales taxes.
During the nine months ended September 30, 2023 and 2022, the Company earned revenue primarily from the programs below:
Jet Club Membership
Jet Club members are guaranteed access to the Company’s fleet of light, midsize and super-midsize aircraft in exchange for membership fees. New members pay a minimum deposit of $100 up to a maximum of $500 depending on their level of membership. Membership levels determine the daily rate a member is charged for future flights. Incidental fees are also applied against members’ accounts. The initial and any subsequent deposits are non-refundable
and must be used for the monthly membership fee or for future flight services. These customer deposits are included in deferred revenue on the condensed consolidated balance sheets until used by the customer. The membership services performance obligation is satisfied over time on a monthly basis. Revenue for flights and related services is recognized when such services are provided to the customer at a point in time.
Guaranteed Revenue Program
The Company launched a guaranteed revenue program with a single customer on November 1, 2021. Under this program, the Company serves as an on-demand
charter air carrier and guarantees the services of a specified fleet of aircraft as directed by the customer. The term of the agreement is for a minimum of 28 months, which includes a drawdown period of 10 months if the agreement is terminated. The agreement will continue indefinitely unless terminated by either party. The Company requires a deposit of $1,250 per reserved aircraft. These deposits are included within other non-current
liabilities on the condensed consolidated balance sheets. The customer is charged hourly rates for flight services depending on aircraft type in addition to incidental fees. The customer is committed to a minimum number of flight hours per aircraft and a minimum number of aircraft. Revenue is recognized using the right-to-invoice
practical expedient. The guaranteed minimum is enforceable and billable on a quarterly basis. As a result of the termination of this program as described in Note 17 Commitments and Contingencies below, the Company has recognized the remaining deposits as revenue during the nine months ended September 30, 2023 and therefore the Guaranteed Revenue Program deposits balance was zero as of September 30, 2023. See Note 14 Other
Non-Current
Liabilities.
Fractional Ownership
The fractional revenue stream involves a customer purchasing a fractional ownership interest in an aircraft for a contractual term of up to 5 years. Customers have the right to flight and membership services from a fleet of aircraft, including the aircraft they have fractionally purchased. Customers are charged for flight services as incurred based on agreed upon daily and hourly rates in addition to the upfront fractional ownership purchase price. At the end of the contractual term, the Company has the unilateral right to repurchase the fractional interest. In certain contracts the customer can require the Company to repurchase their ownership interest after a fixed period of time but prior to the contractual termination date of the contract. The repurchase price, whether at the contractual termination date or at the specified earlier date, is calculated as follows: 1) the fair market value of the aircraft at the time of repurchase, 2) multiplied by the fractional ownership percentage, 3) less a remarketing fee. At the time of repurchase, all fractional ownership interests revert to the Company, and all rights to flight and membership services are relinquished. The Company assessed whether these repurchase agreements result in a lease contract under the scope of ASC 842 but determined that they are revenue contracts under the scope of ASC 606 since the repurchase price is lower than the original selling price, and the customer does not have a significant economic incentive to exercise the put option. Further, the fractional ownership sales are accounted for as containing a right of return and the resulting liability is included within other non-current
liabilities on the condensed consolidated balance sheets. The consideration from the fractional ownership interest, as adjusted for any related customer right of return, is included in deferred revenue on the condensed consolidated balance sheets and recognized over the term of the contract on a straight-line basis as the membership services are provided. Variable consideration generated from flight services is recognized in the period of performance.
Maintenance Repair and Overhaul
The Company separately provides maintenance, repair and overhaul services for aircraft owners and operators at certain facilities. MRO ground services are comprised of a single performance obligation for aircraft maintenance services such as modifications, repairs and inspections. MRO revenue is recognized over time based on the cost of inventory consumed and labor hours worked for each service provided. Any billing for MRO services that exceeds revenue earned to date is included in deferred revenue on the condensed consolidated balance sheets.
Aircraft Sales
The Company occasionally sells aircraft from its fleet. The gain or loss from each transaction is recognized upon completion of the sale as other (expense) income within the condensed consolidated statements of operations and comprehensive (loss) income. During the nine months ended September 30, 2023 and 2022, the Company recorded gains of $12,435 and $14,321 on aircraft sold, respectively.

Revenue Recognition
Revenue is recognized when the promised services are performed and in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services using the following steps: 1) identification of the contract, or contracts with a customer, 2) identification of performance obligations in the contract, 3) determination of the transaction price, 4) allocation of the transaction price to the performance obligations in the contract and 5) recognition of revenue when or as the performance obligations are satisfied. Determining the transaction price may require significant judgement and is determined based on the consideration the Company expects to be entitled to in exchange for transferring services to the customer, excluding amounts collected on behalf of third parties such as sales taxes.

During the years ended December 31, 2022, 2021, and 2020, the Company earned revenue primarily from the programs below:
Jet Club Membership
Jet club members are guaranteed access to the Company’s fleet of light, midsize and super-midsize aircraft in exchange for a $1 monthly fee. New members pay a minimum deposit of $75 up to a maximum of $500 depending on their level of membership. Four membership levels are available to members, which determines the daily rates a member is charged for future flights. Incidental fees are also applied against a member’s account. The initial and any subsequent deposits are non-refundable
and must be used for the monthly membership fee or for future flight services. These customer deposits are included in deferred revenue on the consolidated balance sheet until used by the customer. The membership services performance obligation is satisfied over time on a monthly basis. Revenue for flights and related services is recognized when such services are provided to the customer at a point in time. Memberships are considered active as long as the member’s account is funded and current with membership fees.
Guaranteed Revenue Program
The Company launched a guaranteed revenue program with a single customer on November 1, 2021. Under this program, the Company serves as an on-demand
charter air carrier and guarantees the services of a specified fleet of aircraft as directed by the customer. The term of the agreement is for a minimum of 28 months, which includes a drawdown period of 10 months if the agreement is terminated. The agreement will continue indefinitely unless terminated by either party. The Company requires a deposit of $1,250 per reserved aircraft. These deposits are included within other non-current
liabilities on the consolidated balance sheet. The customer is charged hourly rates for flight services depending on aircraft type in addition to incidental fees. The customer is committed to a minimum number of flight hours per aircraft and a minimum number of aircraft. Revenue is recognized using the right-to-invoice
practical expedient. The guaranteed minimum is enforceable and billable on a quarterly basis.
Fractional Ownership
The fractional revenue stream involves a customer purchasing a fractional ownership interest in an aircraft for a contractual term of up to 5 years. Customers have the right to flight services from a fleet of aircraft, including the aircraft they have fractionally purchased. Customers are charged for flight services as incurred based on agreed upon daily and hourly rates in addition to the upfront fractional ownership purchase price. In certain contracts the customer can require the Company to repurchase their ownership interest after a fixed period of time but prior to the contractual termination date of the contract. This is accounted for as a right of return and the resulting liability from fractional is included within other non-current
liabilities on the consolidated balance sheet. The consideration from the fractional ownership interest, as adjusted for any customer right of return, is included in deferred revenue on the consolidated balance sheet and recognized over the term of the contract on a straight-line basis. Variable consideration generated from flight services is recognized in the period of performance.
Maintenance Repair and Overhaul
The Company separately provides maintenance, repair and overhaul services for aircraft owners and operators at certain facilities. MRO ground services are comprised of a single performance obligation for aircraft maintenance services such as modifications, repairs and inspections. MRO revenue is recognized over time based on the cost of inventory consumed and labor hours worked for each service provided. Any billing for MRO services that exceeds revenue earned to date is included in deferred revenue on the consolidated balance sheet.
Aircraft sales
The Company occasionally sells aircraft from its fleet. The gain or loss from the transaction is recognized upon completion of the sale as other income (expense) within the consolidated statements of operations and comprehensive income. During the year ended December 31, 2022, the Company recorded a gain of $15,333 on aircraft sold. During the years ended December 31, 2021 and 2020, the Company recorded losses of $2,297 and $3,129, respectively.

Contract Acquisition Costs
Contract Acquisition Costs
The Company pays commissions on deposits from new and recurring Jet Club member contracts. These commissions are contract acquisition costs that are capitalized as an asset on the condensed consolidated balance sheets as these are incremental amounts directly related to attaining contracts with customers. Capitalized sales commissions were $919 and $728 during the nine months ended September 30, 2023 and 2022, respectively. As of September 30, 2023 and December 31, 2022, contract acquisition costs of $576 and $290, respectively, were included within prepaid expenses and other current assets and $558 and $484, respectively, were included within other long-term assets on the condensed consolidated balance sheets. Capitalized contract costs are periodically reviewed for impairment.
Capitalized contract costs are amortized on a straight-line basis concurrently over the same period of benefit in which the associated revenue is recognized. Amortization expense related to capitalized contract costs included in selling, general, and administrative expense in the condensed consolidated statements of operations and comprehensive (loss) income was $558 and $511 during the nine months ended September 30, 2023 and 2022, respectively.

Contract Acquisition Costs
The Company pays commissions on deposits from new and recurring jet club member contracts. These commissions are contract acquisition costs that are capitalized as an asset on the consolidated balance sheets as these are incremental amounts directly related to attaining contracts with customers. Capitalized sales commissions were $1,053 and $582 for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, contract acquisition costs of $290 and $373, respectively, were included within prepaid expenses and other current assets and $484 and $0, respectively, were included within other long-term assets on the consolidated balance sheets. Capitalized contract costs are periodically reviewed for impairment.
Capitalized contract costs are amortized on a straight-line basis concurrently over the same period of benefit in which the associated revenue is recognized. Amortization expense related to capitalized contract costs included in selling, general, and administrative expense in the consolidated statements of operations and comprehensive income were $653, $431 and $65 for the years ended December 31, 2022, 2021 and 2020, respectively.

Customer Deposits Liability
Customer Deposits Liability
The Company receives customer deposits from certain customers in connection with the Guaranteed Revenue Program. Under this program, the Company reserves a fleet of aircraft for these customers and requires the customer to make an upfront deposit of $1,250 per aircraft reserved. The Company expects to refund these deposits after each aircraft is drawn down from the fleet. Additionally, the Company receives customer deposits related to the Fractional Ownership program. See Note 15 other non-current
liability for additional disclosures regarding customer deposits from these programs (guaranteed revenue program deposit) as of December 31, 2022 and 2021.
The Company is required to repurchase the ownership interests it sells in fractional ownership contracts either at the end of the contract term or if the customer exercises its right of return option. See Note 15 other non-current
liability for additional disclosures regarding the repurchase liability from fractional ownership contracts (fractional ownership deposits) as of December 31, 2022 and 2021.

Income Taxes
Income Taxes
The Company is a limited liability company. As a limited liability company, the Company has elected to be treated as a partnership for federal and state income tax reporting purposes. Accordingly, for federal and certain state income tax purposes, the Company’s income will be included in the income tax returns of its members. In most jurisdictions, income tax liabilities and/or tax benefits are passed through to the individual members. The Company is subject to the North Carolina unincorporated business tax. Additionally, ASC Topic 740,
Income Taxes,
provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company has not identified any uncertain tax positions through the period ended September 30, 2023.

Income Taxes
The Company is a limited liability company. As a limited liability company, the Company has elected to be treated as a partnership for federal and state income tax reporting purposes. Accordingly, for federal and certain state income tax purposes, the Company’s income will be included in the income tax returns of its members. In most jurisdictions, income tax liabilities and/or tax benefits are passed through to the individual members. The Company is subject to the North Carolina unincorporated business tax.

ASC Topic 740,
Income Taxes
, sets forth standards for financial presentation and disclosure of income tax liabilities and expense. Further, this standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The evaluation first will be required to determine whether it is more-likely-than-not
that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based upon the technical merits of the position. All related interest and penalties would be expensed as incurred. The Company has evaluated its tax position for the years ended December 31, 2022 and 2021 and does not believe it has any uncertain tax positions that would require either recognition or disclosure in the accompanying consolidated financial statements.

Nonmonetary Transactions
Nonmonetary Transactions
From time to time, the Company enters into arrangements with their employees to provide a specified amount of flight time as part of their compensation. The Company records these nonmonetary transactions at the estimated fair value of the flights using the Standard Industry Fare Level. As the employees utilizes the flight time the Company provides, an expense is recognized in the period the flight hours are consumed.

Advertising Expense
Advertising Expense
The Company expenses all advertising costs when incurred. Advertising expenses were $4,082 and $2,110 during the nine months ended September 30, 2023 and 2022, respectively. This is included within selling, general, and administrative costs on the condensed consolidated statements of operations and comprehensive (loss) income.

Advertising Expense
The Company expenses all advertising costs when incurred. Advertising expenses were $3,242, $1,275 and $1,039 for the years ended December 31, 2022, 2021 and 2020, respectively. This is included within selling, general, and administrative costs on the consolidated statements of operations and comprehensive income.

Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In June 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326) (“ASU
2016-13”),
which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU
2016-13
became effective for the Company for annual and interim reporting periods beginning after December 15, 2022. The adoption of this guidance did not have a material impact on the Company’s condensed consolidated financial statements.

In March 2020, the FASB issued
ASU 2020-03,
“Codification Improvements to Financial Instruments”
(“ASU 2020-03”).
ASU 2020-03 improves
and clarifies various financial instruments topics.
ASU 2020-03
includes seven different issues that describe the areas of improvement and the related amendments to GAAP, intended to make the standards easier to understand and apply by eliminating inconsistencies and providing clarifications. The Company adopted
ASU 2020-03 upon
issuance, which did not have a material effect on the Company’s current financial position, results of operations or financial statement disclosures.
In March 2020, the FASB issued ASU
2020-04,
“Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional expedients and exceptions for a period of time to ease the potential burden in accounting for the transition from reference rates that are expected to be discontinued. Regulators and market participants in various jurisdictions have undertaken efforts to eliminate certain reference rates and introduce new reference rates that are based on a larger and more liquid population of observable transactions. The amendments in this update apply only to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. In January 2021, the FASB issued clarification on the scope of relief related to the reference rate reform. In December 2022, the FASB extended the period of time entities can use the reference rate reform relief guidance by two years which defers the sunset date from December 31, 2022 to December 31, 2024. The Company adopted this ASU in fiscal 2023 and it had no impact on its financial statements.
Recently Issued Accounting Standards Not Yet Adopted
In August 2020, the FASB issued
ASU 2020-06,” Debt—Debt
with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815 - 40)”
(“ASU 2020-06”).
ASU 2020-06 simplifies
the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in U.S. GAAP. The ASU’s amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is currently evaluating the impact
ASU 2020-06 will
have on its financial statements.
In March 2023, the FASB issued
ASU 2023-01,
which amends the application of ASU
2016-02, Leases
(Topic 842), related to leases with entities under common control, also referred to as common control leases. The amendments to this update require an entity to consider the useful life of leasehold improvements associated with common control leases from the perspective of the common control group and amortize the leasehold improvements over the useful life of the assets to the common control group, instead of the term of the lease. Any remaining value for the leasehold improvement at the end of the lease would be adjusted through equity. The standard is effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The adoption is not expected to have a material impact on the Company’s financial statements.

Recently Adopted Accounting Pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842) which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors), and replaces the existing guidance in ASC 840,
Leases
.
The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine the recognition pattern of lease expense over the term of the lease. In addition, a lessee is required to record (i) a right-of-use
asset and a lease liability on its balance sheet for all leases with accounting lease terms of more than twelve months regardless of whether it is an operating or financing lease and (ii) lease expense in its consolidated statement of operations and comprehensive loss for operating leases and amortization and interest expense in its consolidated statement of operations and comprehensive loss for financing leases. Leases with a term of twelve months or less may be accounted for similar to existing guidance for operating leases under Topic 840. In July 2018, the FASB issued ASU
2018-11,
Leases (Topic 842)—Targeted Improvements, which added an optional transition method that allows companies to adopt the standard as of the beginning of the year of adoption as opposed to the earliest comparative period presented. This guidance is effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application is permitted.
The Company adopted Topic 842 with an effective date of January 1, 2019, using the modified retrospective transition approach which uses the effective date as the date of initial application. The Company elected to apply The Company elected to apply the package of practical expedients requiring no reassessment of: (1) whether any expired or existing contracts are or contain leases, (2) the lease classification of any expired or existing leases, or (3) whether the of initial direct costs capitalized for a preexisting lease under ASC 840 qualify for capitalization.

The Company’s lease contracts often include both lease and
non-lease
components.
Non-lease
components include costs that do not provide a
right-to-use
a leased asset but instead provide a service, such as maintenance costs. The Company has elected to combine lease and non-lease
components together as a single lease component for all existing classes of underlying assets. Variable costs associated with the lease, such as maintenance and utilities, are not included in the measurement of right-to-use
assets and lease liabilities but rather are expensed when the events determining the amount of variable consideration to be paid have occurred.
The Company has elected not to recognize ROU assets and lease liabilities for leases with a term of twelve months or less. Lease cost for these short-term leases is recognized on a straight-line basis over the lease term.
Upon its adoption of Topic 842, the Company recorded an operating lease liability and their corresponding right-of-use
asset based on the present value of lease payments over the remaining lease term. The adoption of Topic 842 resulted in the recognition of right-of-use
assets of approximately $2,466 and operating lease liabilities of approximately $2,466. The adoption of Topic 842 did not have a material impact on the Company’s statements of operations and comprehensive loss or statements of cash flows.
In January 2016, the FASB issued ASU
2016-01,
which amends the guidance in U.S. GAAP on the classification and measurement of financial instruments. Changes to the current guidance primarily affect the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the ASU clarifies guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale
debt securities. The new standard is effective for fiscal years and interim periods beginning after December 15, 2017, and upon adoption, an entity should apply the amendments by means of a cumulative-effect adjustment to the balance sheet at the beginning of the first reporting period in which the guidance is effective. Early adoption is not permitted except for the provision to record fair value changes for financial liabilities under the fair value option resulting from instrument-specific credit risk in other comprehensive income. The Company adopted ASU
2016-01
effective January 1, 2020. The adoption of ASU
2016-01
did not have a material impact on the Company’s consolidated financial statements for the years ended December 31, 2022 and 2021.
Recently Issued Accounting Standards Not Yet Adopted
Financial Instruments – Credit Losses
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses
(“Topic 326”). This guidance introduces a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. Entities will estimate credit losses over the entire contractual term of the instrument (considering estimated prepayments, but not expected extensions or modifications) from the date of initial recognition of the financial instrument. Measurement of expected credit losses are to be based on relevant forecasts that affect collectability. The scope of financial assets within the CECL methodology is broad and includes trade receivables from certain revenue transactions and certain off-balance
sheet credit exposures. Different components of the guidance require modified retrospective or prospective adoption. ASU
2019-10
deferred the effective date of ASU
2016-13
for smaller reporting companies. The Company believes ASU
2016-13
will only have applicability to receivables from revenue transactions. Under ASC Topic 606, revenue is recognized when, among other criteria, it is probable that the entity will collect the consideration to which it is entitled for goods or services transferred to a customer. At the point that receivables are recorded, they become subject to the CECL model and estimates of expected credit losses on receivables over their contractual life will be required to be recorded at inception based on historical information, current conditions, and reasonable and supportable forecasts. ASU
2016-13
also provides updated guidance regarding the impairment of
available-for-sale
securities and includes additional disclosure requirements. The Company has reviewed the pronouncement and the Company expects the new guidance will not have a material impact on the consolidated financial statements or existing internal controls.
Reference Rate Reform
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform
(“Topic 848”). This guidance contains practical expedients for reference rate reform related activities that impact debt, leases, derivatives and other contracts, subject to meeting certain criteria, that reference the London Interbank Offer Rate (“LIBOR”) or another reference rate expected to be discontinued. Under this update, contract modifications resulting in a new reference rate may be accounted for as a continuation of the existing contract. The guidance in Topic 848 is optional and may be elected over the period from March 12, 2020 through December 31, 2024 as reference rate reform activities occur. The Company has a credit facility agreement that references LIBOR, and will continue to evaluate the impact of the guidance and may apply other elections, as applicable, as additional changes in the market occur.